ACCRUED EXPENSES - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses – related parties consist of the following as of December 31, 2016 and 2015:

	2016	2015
Accrued payroll and consulting – related parties	$422,334	$1,812,106
Accrued payroll taxes – related parties	116,553	116,553
Total	$538,887	$1,928,659